Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
2016	$ 213,385
2017	165,329
2018	123,761
2019	97,619
2020	75,599
Thereafter	221,123
Total	$ 896,816